Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 09, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Investec Global Franchise Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

The Advisors’ Inner Circle Fund iii

Investec Global Franchise Fund (the “Fund”)

I Shares (Ticker Symbol: ZGFIX)

Supplement dated April 9, 2018

to the Fund’s Prospectus, dated March 1, 2018 (the “Prospectus”)

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Effective immediately, the Fund no longer imposes a redemption fee. Accordingly, all references to the redemption fee are hereby deleted from the Prospectus.

Please retain this supplement for future reference.

INV-SK-001-0100